Mezzanine Equity And Stockholders' Equity (Deficit) - Schedule of Assumptions used in Black Scholes Option Pricing Model (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility rate	70.00%
Expected volatility rate, Minimum		70.00%
Expected volatility rate, Maximum		76.00%
Range of risk-free interest rate, Minimum	3.80%	3.60%
Range of risk-free interest rate, Maximum	4.30%	3.80%
Dividend yield	0.00%	0.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term of option	7 years	7 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term of option	6 years	6 years